Subsequent Events	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Subsequent Events

9.	SUBSEQUENT EVENTS

Subsequent events have been evaluated through March 11, 2026, the date the consolidated financial statements were available to be issued and have determined that there have been no events that have occurred that would require adjustments or disclosures in the consolidated financial statements except for the below items:

Merger Agreement Amendment

On January 13, 2026, the Company, Boost Run LLC and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of the Company will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Boost Run LLC, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Consulting Agreement

On January 13, 2026, the Company entered into a consulting services agreement with B. Luke Weil, Chairman and Chief Executive Officer of the SPAC, pursuant to which Mr. Weil will provide advice on business strategy and corporate governance and use reasonable efforts to introduce the Company to clients and investors, commencing on the first business day following the closing of the Merger. In consideration for these services, the Company agreed to grant Mr. Weil 336,000 shares of the Company’s Class A common stock on the date of closing, subject to vesting based on the Company’s stock price performance during the post-closing period. Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.

Note 21. Subsequent Events

The Company has evaluated subsequent events through the date these interim condensed consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to disclosures in the interim condensed consolidated financial statements other than the following:

Warrant Exercises

In July and August 2026, holders exercised approximately an additional 2,978,000 warrants for aggregate cash proceeds of approximately $34,247, resulting in the issuance of approximately 2,978,000 shares of the Company’s Class A Common Stock. Following these exercises, approximately 4,380,000 warrants remained outstanding. Also, see Note 15 - Stockholders’ Equity.

GPU Server Rental

On July 9, 2026, the Company entered into an order form with a customer for the rental of 192 GPU servers (1,536 NVIDIA B300 GPUs), 15 CPU servers, and approximately 5 PB of network storage at a third-party data center. The initial term is 48 months, commencing March 2027, for total contract value of approximately $222,458. A non-refundable prepayment equal to 25% of contract value (approximately $55,615) is due in installments through service start, with estimated monthly billings thereafter of approximately $3,476. The customer holds a one-year extension option at reduced GPU pricing, representing incremental value of approximately $30,588.

Data Center Lease

On July 16, 2026, the Company entered into a lease agreement for approximately 10,000 rentable square feet of data center space (6.5 MW Total Load / 4 MW Critical Load Power) in Rock Island, Illinois. The initial term is 60 months, targeted to commence September 1, 2026, with one 36-month extension option at the greater of market rent or 103.5% of then-current rent. Base rent is approximately $660 at full utilization per month, subject to an 80% minimum monthly payment of approximately $528, escalating 2.5% every three years. The landlord’s delivery obligations are subject to a cost cap of the greater of approximately $41,000 or the amount specified in the delivery schedule. The Company is required to provide a parent guaranty capped at six months’ rent.

On August 13, 2026, the Company entered into a lease agreement for data center space in Pryor, Oklahoma. The initial term is 144 months, targeted to commence on December 15, 2026, and includes two consecutive 5-year renewal options. Base rent is approximately $2,364 per month at full utilization escalating 2.5% annually. The Company is required to provide a security deposit in the amount of $5,000.

Warrant Redemption

On July 21, 2026, the Company delivered a notice of redemption to the holders of all of its outstanding warrants to purchase Class A Common Stock, calling such warrants for redemption at 5:00 p.m., New York City time, on August 20, 2026, at a redemption price of $0.01 per warrant, in accordance with the terms of the Warrant Agreement. Prior to the redemption date, holders may exercise their warrants for cash at the stated exercise price of $11.50 per share; any warrants not exercised by that time will be redeemed for $0.01 per warrant, and holders of such unexercised warrants will have no further rights with respect to those warrants other than to receive the redemption price. As disclosed by the Company in its Current Report on Form 8-K filed July 27, 2026, if all warrants outstanding as of July 24, 2026 had been exercised for cash prior to the redemption deadline, the Company would have received maximum aggregate gross proceeds since the Business Combination of approximately $131,900. As the redemption deadline had not yet occurred as of the date these interim condensed consolidated financial statements were issued, the number of warrants that will ultimately be exercised for cash, and the resulting cash proceeds, if any, are not yet known and cannot be estimated at this time. Also, see Note 15 - Stockholders’ Equity.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 16. Subsequent Events

The Company has evaluated subsequent events through March 27, 2026 the date these consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements other than the following.

Merger Agreement Amendment and Waiver

On January 13, 2026, the Company, Pubco, and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of Pubco will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Pubco, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Bridge Loan Amendment

On February 27, 2026, the Company entered into a First Amendment and Waiver to its August 2025 Bridge Loan Agreement (the “Amended August 2025 Bridge Loan Agreement”), providing $11,000 in additional term loans, from which the Company received $10,000 in net proceeds, reflecting a $1,000 original issue discount. The amendment increased the aggregate commitment to $16,000 and permits up to $9,000 of additional discretionary borrowings (the “February 2026 Bridge Loans”). The February 2026 Bridge Loans mature on the earlier of April 28, 2026 or a permitted SPAC acquisition, while all other Bridge Loans continue to mature on August 11, 2028. The February 2026 Bridge Loans bear no stated interest, and the original issue discount will be amortized to the repayment amount under the effective interest method. The amendment also includes a continued reimbursement of lender expenses, preserves existing mandatory prepayment and make-whole provisions, and includes a waiver of certain existing defaults.

Customer Agreements

On March 15, 2026, subsequent to the balance sheet date, the Company entered into a multi-year GPU server rental agreement with a customer, pursuant to which the Company will provide 160 NVIDIA B300 GPU servers (1,280 GPUs) hosted in Charlotte, North Carolina for an initial 36-month term commencing April 21, 2026. The agreement has a total contract value of approximately $116,052 based on pricing of $3.45 per GPU hour. Under the terms of the agreement, the Company is entitled to receive total prepaid consideration equal to 30% of the contract value, consisting of a prepayment of approximately $11,605 due upon execution of the agreement and an additional prepayment of approximately $23,210 due on the service start date, together with the first month’s rental fee. Thereafter, the Company will bill monthly rental fees of approximately $2,257 subject to proration in the initial month. The agreement also includes optional one-year renewal periods for years four and five, with total contract values of approximately $23,883 and $19,622 respectively, if exercised by the customer.

On March 16, 2026, the Company entered into a one-year GPU server rental agreement with a customer, pursuant to which the Company will provide 32 NVIDIA H200 GPU servers (256 GPUs) hosted in Raleigh, North Carolina, beginning April 11, 2026. The agreement has a total contract value of approximately $3,700 based on pricing of $1.65 per GPU hour for a 12-month term, and requires 100% prepayment of the contract value upon execution of the agreement. As a result, the Company became entitled to receive a prepayment of approximately $3,700 with no additional monthly rental payments due during the contract term.